Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Summary of straight-line basis over the useful life of the assets at annual rates
%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*
Office furniture and equipment	7 - 15

(*	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.

Summary of fair value measurement hierarchy
	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(1,816)	-	(1,816)
ADSs for consultants	(203)	-	(203)
Share based compensation	-	(3,421)	(3,421)

Total financial net assets (liabilities)	(2,019)	(3,421)	(5,440)

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities	13,999	-	13,999
Financial liabilities related to Warrants to ADS	(7,090)	(332)	(7,422)
ADSs for consultants	(643)	-	(643)
Share based compensation	-	(8,267)	(8,267)

Total financial net assets (liabilities)	6,266	(8,599)	(2,333)